DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of changes in fair value of the Company's Level 3 financial liabilities
DERIVATIVE LIABILITIES
Balance, December 31, 2022	$4,822,398
Change in derivative liabilities from new notes payable	561,164
Change in derivative liabilities from conversion of notes payable	(991,929)
Change in fair value of derivative liabilities at end of period – derivative expense	5,436,087
Balance, December 31, 2023	$9,827,723
Change in derivative liabilities from new notes payable	209,996
Change in derivative liabilities from conversion of notes payable and other	(938,336)
Change in derivative liabilities from trouble debt restructuring	(3,414,987)
Change in fair value of derivative liabilities at end of period – derivative expense	132,723
Balance, June 30, 2024	$5,817,119

Debt Derivative Liabilities
Balance, December 31, 2021	$4,042,910
Change in derivative liabilities from new notes payable	622,518
Change in derivative liabilities from conversion of notes payable	(493,101)
Change in fair value of derivative liabilities at end of period – derivative expense	650,071
Balance, December 31, 2022	$4,822,398
Change in derivative liabilities from new notes payable	561,164
Change in derivative liabilities from conversion of notes payable	(991,929)
Change in fair value of derivative liabilities at end of period – derivative expense (gain)	5,436,087
Balance, September 30, 2023	$9,827,723